Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenue	$ 56,473	$ 55,178	$ 113,259	$ 112,676
Asia
Revenue	36,318	29,709	74,502	61,699
Europe
Revenue	15,180	15,699	27,995	33,241
North America
Revenue	2,426	5,952	5,665	10,340
Australia
Revenue	$ 2,549	$ 3,818	$ 5,097	$ 7,396